Consolidated Statements of Changes in Temporary Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	IPO [Member] Preferred Stock [Member]	IPO [Member] Common Stock [Member]	IPO [Member] Additional Paid-in Capital [Member]	IPO [Member] Retained Earnings [Member]	IPO [Member] AOCI Attributable to Parent [Member]	IPO [Member]	Pre-IPO Subscriptions [Member] Preferred Stock [Member]	Pre-IPO Subscriptions [Member] Common Stock [Member]	Pre-IPO Subscriptions [Member] Additional Paid-in Capital [Member]	Pre-IPO Subscriptions [Member] Retained Earnings [Member]	Pre-IPO Subscriptions [Member] AOCI Attributable to Parent [Member]	Pre-IPO Subscriptions [Member]	Conversion of Convertible Note to Common Stock [Member] Preferred Stock [Member]	Conversion of Convertible Note to Common Stock [Member] Common Stock [Member]	Conversion of Convertible Note to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Convertible Note to Common Stock [Member] Retained Earnings [Member]	Conversion of Convertible Note to Common Stock [Member] AOCI Attributable to Parent [Member]	Conversion of Convertible Note to Common Stock [Member]	Conversion of Temporary Preferred Stock into Common [Member] Preferred Stock [Member]	Conversion of Temporary Preferred Stock into Common [Member] Common Stock [Member]	Conversion of Temporary Preferred Stock into Common [Member] Additional Paid-in Capital [Member]	Conversion of Temporary Preferred Stock into Common [Member] Retained Earnings [Member]	Conversion of Temporary Preferred Stock into Common [Member] AOCI Attributable to Parent [Member]	Conversion of Temporary Preferred Stock into Common [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2023																									18,406,857	7,943,585
Balances at Dec. 31, 2023																									$ 20,265	$ 1	$ 4,675	$ (28,786)	$ 293	$ (23,817)
Stock-based compensation																									0	0	886	0	0	886
Net loss																									0	0	0	(21,055)	0	(21,055)
Translation adjustment																									$ 0	$ 0	0	0	(15)	(15)
Stock-based compensation - Unicorn (in shares)																									0	1,342,650
Balances (in shares) at Dec. 31, 2024																									18,406,857	9,286,235
Balances at Dec. 31, 2024																									$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Common Stock issuance (in shares)																									0	352,852
Common Stock issuance																									$ 0	$ 0	500	0	0	500
Stock-based compensation																									0	0	141	0	0	141
Net loss																									0	0	0	(5,561)	0	(5,561)
Translation adjustment																									$ 0	$ 0	0	0	(1)	(1)
Balances (in shares) at Mar. 31, 2025																									18,406,857	9,639,087
Balances at Mar. 31, 2025																									$ 20,265	$ 1	6,202	(55,402)	277	(48,922)
Balances (in shares) at Dec. 31, 2024																									18,406,857	9,286,235
Balances at Dec. 31, 2024																									$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Common Stock issuance (in shares)	0	4,887,500					0	1,616,312
Common Stock issuance	$ 0	$ 0	$ 15,209	$ 0	$ 0	$ 15,209	$ 0	$ 0	$ 2,235	$ 0	$ 0	$ 2,235
Common Stock cancellation (in shares)																									0	(1,342,650)
Common Stock cancellation																									$ 0	$ 0	0	0	0	0
Common Stock issued for conversion of Convertible Notes (in shares)													0	19,634,860
Common Stock issued for conversion of Convertible Notes													$ 0	$ 2	$ 36,489	$ 0	$ 0	$ 36,491
Conversion of Stock, Shares Issued (in shares)																			(18,406,857)	39,618,919
Preferred Stock Conversion to Common Stock																			$ (20,265)	$ 4	$ 20,261	$ 0	$ 0	$ 20,265
Stock-based compensation																									0	0	754	0	0	754
Write off of related party note receivable																									0	0	(112)	0	0	(112)
Net loss																									0	0	0	(27,002)	0	(27,002)
Translation adjustment																									$ 0	$ 0	0	0	(50)	(50)
Balances (in shares) at Dec. 31, 2025																									0	73,701,176
Balances at Dec. 31, 2025																									$ 0	$ 7	80,397	(76,843)	228	3,789
Stock-based compensation																									0	0	165	0	0	165
Net loss																									0	0	0	(7,616)	0	(7,616)
Translation adjustment																									$ 0	$ 0	0	0	18	18
Balances (in shares) at Mar. 31, 2026																									0	75,265,045
Balances at Mar. 31, 2026																									$ 0	$ 8	$ 82,757	$ (84,459)	$ 246	$ (1,448)